CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares- par value	$ 0.000003125	$ 0.000003125
Ordinary shares- shares authorized	32,000,000,000	32,000,000,000
Ordinary shares, shares issued	20,526,017,712	21,357,323,112
Ordinary shares, shares outstanding	20,526,017,712	21,357,323,112